CONSOLIDATED BALANCE SHEETS(USD ($))	Jan. 31, 2015	Jan. 31, 2014
Current assets
Cash and cash equivalents	$ 590,925	$ 2,615,966
Short-term investments	477,606	0
Receivables	4,848	4,238
Prepaid expenses and deposits	41,647	45,187
Loan receivable	0	260,000
Total current assets	1,115,026	2,925,391
Property and equipment	307,022	366,090
Mineral property interest	815,000	815,000
Total assets	2,237,048	4,106,481
Current liabilities
Accounts payable and accrued liabilities	127,696	247,303
Due to related parties	15,910	83,810
Total current liabilities	143,606	331,113
Long term debt	28,546	34,966
Total liabilities	172,152	366,079
Stockholders' equity
Preferred stock, no par value, unlimited authorized, nil shares issued and outstanding	0	0
Common stock, no par value, unlimited authorized Share capital-88,941,317 and 87,992,975 issued and outstanding	39,236,683	39,005,790
Additional paid-in capital	7,679,696	7,910,589
Accumulated deficit	(44,788,174)	(43,132,950)
Accumulated other comprehensive loss	(63,309)	(43,027)
Total stockholders' equity	2,064,896	3,740,402
Total liabilities and stockholders' equity	$ 2,237,048	$ 4,106,481